UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Westchester Capital Management, Inc.
Address:    801 N. 96th Street
            Omaha, NE 68114

Form 13F File Number: 28- 12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy L Christensen
Title:   Executive VP & COO
Phone:   (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                Omaha, NE           November 9, 2007
     [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name


    28- 12425                    ___________________________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             50

Form 13F Information Table Value Total:           $102,550
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

No.            Form 13F File Number                Name

__________     28- 12425                           _____________________________

[Repeat as necessary.]

                                        TITLE                        SHRS OR     VALUE  INVESTMENT    VOTING AUTORITY
             NAME OF ISSUER             OF CLASS         CUSIP       PRN AMT   (x$1000) DISCRETION  SOLE   SHARED    NONE
3M Company                              common stock   88579Y101       59525     5570
AT&T                                    common stock   00206R102        1000       42      Y        X
American Express                        common stock   025816109        3100      184      Y        X
American International Group            common stock   026874107        1250       85      Y        X
Amgen Inc.                              common stock   031162100       73202     4141      Y        X
Anheuser-Busch Incorporated             common stock   035229103       56458     2822      Y        X
Apartment Investment and Management Co. common stock   03748R101         341       15      Y        X
BP PLC                                  common stock   055622104       56029     3886      Y        X
Berkshire Hathaway Class B              common stock   084670207        1153     4557      Y        X
Bristol-Myers Company                   common stock   110122108       84515     2436      Y        X
CVS Caremark                            common stock   126650100      157198     6230      Y        X
Casey's General Stores                  common stock   147528103         500       14      Y        X
Caterpillar Inc.                        common stock   149123101       71190     5583      Y        X
Chevron Corporation                     common stock   166764100        1329      124      Y        X
Cisco System Inc.                       common stock   17275R102         525       17      Y        X
Citigroup Inc.                          common stock   172967101        2091       98      Y        X
Coca-Cola Company                       common stock   191216100        1877      108      Y        X
ConocoPhillips                          common stock   20825C104         310       27      Y        X
DST Systems, Inc.                       common stock   233326107        1200      103      Y        X
Devon Energy Corporation                common stock   25179M103       66175     5506      Y        X
Dow Chemical Company                    common stock   260543103         775       33      Y        X
EMC Corporation                         common stock   268648102        3100       64      Y        X
Exxon Mobil Corporation                 common stock   30231G102        1212      112      Y        X
General Electric Company                common stock   369604103      130386     5398      Y        X
Gentex Corporation                      common stock   371901109        4100       88      Y        X
Honda Motor Corporation                 common stock   438128308      120725     4027      Y        X
Johnson & Johnson                       common stock   478160104       67841     4457      Y        X
Kimberly-Clark Corporation              common stock   494368103       61009     4286      Y        X
Level 3 Communications Inc.             common stock   52729N100        1800        8      Y        X
Microsoft Corporation                   common stock   594918104      158450     4668      Y        X
Pfizer Inc.                             common stock   717081103      163949     4005      Y        X
PowerShares Water Resource              common stock   73935X575      250850     5356      Y        X
Procter & Gamble                        common stock   742718109        1050       74      Y        X
Progress Energy, Inc.                   common stock   743263105        1000       47      Y        X
Schlumberger Limited                    common stock   806857108         400       42      Y        X
Southern Company                        common stock   842587107        1050       38      Y        X
Suncor Energy, Inc.                     common stock   867229106         275       26      Y        X
Teco Energy Inc.                        common stock   872375100        3000       49      Y        X
The Bank of New York Mellon Company     common stock   064058100       90513     3995      Y        X
Tsakos                                  common stock   G9108L108       87528     6163      Y        X
U.S. Bancorp                            common stock   902973304      114751     3733      Y        X
Valero Energy Corporation               common stock   91913Y100       76950     5170      Y        X
Wal-Mart Stores                         common stock   931142103       95447     4166      Y        X
Wyeth                                   common stock   983024100        1300       58      Y        X
Zimmer Holdings, Inc.                   common stock   98956P102       59625     4829      Y        X
AES Trust VII 6.75%                     pref stock     00808N202       1,500       73      Y        X
AES Trust VII 6%                        pref stock     00103V305         275       14      Y        X
General Motors Series A 4.50%           pref stock     370442741         575       12      Y        X
Red Oak Hereford Farms 4% Cum Convert   pref stock     756990875       2,000        0      Y        X
Washington Mutual Income Units          pref stock     939322848         225       11      Y        X

                                                                               102550